Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 842	$ 0	$ (8,673)	$ 0
Statement of Income	0	0	0	0
Ineffective Portion	(130)	0	(1,044)	0
Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	842	0	(8,673)	0
Statement of Income	0	0	0	0
Ineffective Portion	$ (130)	$ 0	$ (1,044)	$ 0